Financial instruments - additional disclosures (Details 13) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Hypothetical increase decrease percentage in currency rate sensitivity	5.00%
Hypothetical 5% increase [member]
Statement [line items]
Currency exchange rate sensitivity impact against USD in the income statement	$ 3	$ (6)
Currency exchange rate sensitivity impact against USD in the equity	97	93
Hypothetical 5% decrease [member]
Statement [line items]
Currency exchange rate sensitivity impact against USD in the income statement	(3)	7
Currency exchange rate sensitivity impact against USD in the equity	$ (102)	$ (98)